CONDENSED STATEMNETS OF OPERATION (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		140 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 397,254	$ 107,835	$ 785,767	$ 386,418	$ 468,125	$ 188,772	$ 769,559
Cost of goods sold	134,726	26,181	264,174	135,120	189,707	128,540	381,467
Gross Margin	262,528	81,654	521,593	251,298	278,418	60,232	388,092
General and administrative expense	737,519	3,195,589	3,247,024	5,906,805	7,530,037	6,285,905	23,280,400
Operations expense	183,154	354,027	740,012	763,422	1,096,969	761,047	3,387,550
Sales and marketing expense	325,141	164,712	849,364	357,274	578,793	172,970	1,640,248
Interest expense	131,935	407,516	164,962	629,722	636,503	259,349	1,562,959
Gain on valuation of equity-linked financial instruments	0	(65,287)	(11,599)	(153,960)	(157,580)	3,116	(785,650)
Total expense	1,377,749	4,056,557	4,989,763	7,503,263	9,684,722	7,482,387	29,085,507
Net income (loss) available to common shareholders	$ (1,115,221)	$ (3,974,903)	$ (4,468,170)	$ (7,251,965)	$ (9,406,304)	$ (7,422,155)	$ (28,697,415)
Loss per common share - basic and diluted (in dollars per share)	$ (0.37)	$ (2.18)	$ (1.51)	$ (4.30)	$ (4.64)	$ (8.00)	$ (28.80)
Weighted average shares used in computation - basic and diluted (in shares)	2,984,335	1,821,006	2,967,483	1,687,625	2,026,115	927,838	996,362